Equity-based Compensation and Warrants - Award Option (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, February 29, 2020	7,996,056	8,147,544	6,970,591
Granted		2,084,046	1,635,115
Exercised		(1,843,001)	(249,027)
Forfeited		(392,533)	(209,135)
Balance, August 31, 2020		7,996,056	8,147,544
Vested and expected to vest as of August 31, 2020		7,996,056
Exercisable as of August 31, 2020		4,579,458
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance, February 29, 2020	$ 6.19
Granted		$ 10.80
Exercised		3.70
Forfeited		5.70
Balance, August 31, 2020		6.19
Exercisable as of August 31, 2020		4.35
Vested and expected to vest as of August 31, 2020		$ 6.20
Weighted remaining contractual life in years		7 years
Vested and expected to vest as of August 31, 2020		7 years
Exercisable as of August 31, 2020		5 years 7 months 6 days
Balance, February 29, 2020	$ 73,631
Balance, August 31, 2020		$ 73,631
Vested and expected to vest as of August 31, 2020		73,631
Exercisable as of August 31, 2020		$ 50,573
2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, February 29, 2020	7,996,056
Granted	2,149,575
Exercised	(571,382)
Forfeited	(147,684)
Balance, August 31, 2020	9,426,565	7,996,056
Vested and expected to vest as of August 31, 2020	9,426,565
Exercisable as of August 31, 2020	5,499,412
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance, February 29, 2020	$ 6.19
Granted	4.42
Exercised	17.25
Forfeited	6.12
Balance, August 31, 2020	8.82	$ 6.19
Exercisable as of August 31, 2020	6.19
Vested and expected to vest as of August 31, 2020	$ 8.82
Weighted remaining contractual life in years	7 years 4 months 24 days
Vested and expected to vest as of August 31, 2020	7 years 4 months 24 days
Exercisable as of August 31, 2020	6 years 3 months 18 days
Balance, August 31, 2020	$ 223,660
Vested and expected to vest as of August 31, 2020	223,660
Exercisable as of August 31, 2020	$ 150,792